NONEXEMPT TRANSACTIONS (Details) - Reliance, Inc. Master 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
NONEXEMPT TRANSACTIONS
Participant contributions transferred late to the Plan		$ 2,606	$ 1,112
Participant contributions transferred late to the Plan that were corrected		$ 56	$ 1,112
SUBSEQUENT EVENT
NONEXEMPT TRANSACTIONS
Participant contributions transferred late to the Plan that were corrected	$ 2,550